SUPPLEMENT DATED MAY 1, 1997
                              TO THE PROSPECTUS OF

                     Franklin Corporate Qualified Dividend Fund
                             dated February 1, 1997

Effective June 1, 1997, the section "Sales Charge Waivers" under "How Do I Buy Shares? - Sales Charge Reductions and Waivers" is amended to delete category 5, in its entirety.